Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense Benefit [Line Items]
Current	$ 140,800	$ 101,902	$ 194,149
Deferred	16,735	66,121	(22,324)
Taxes on income	157,535	168,023	171,825
Domestic	132,027	112,615	166,152
Foreign	25,508	55,408	5,673
Taxes on income	157,535	168,023	171,825
Domestic Tax Authority
Income Tax Expense Benefit [Line Items]
Current	120,876	94,340	175,522
Deferred	11,151	18,275	(9,370)
Domestic	132,027	112,615	166,152
U.S.
Income Tax Expense Benefit [Line Items]
Foreign taxes, Current	19,925	7,562	18,627
Foreign taxes, Deferred	5,583	47,846	(12,954)
Foreign	$ 25,508	$ 55,408	$ 5,673